Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	Freightos Ltd
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001927719
Amendment Flag	false